Annual Total Returns - Franklin LifeSmart™ 2035 Retirement Target Fund [BarChart] - Franklin Fund Allocator Series RTF-27 - Franklin LifeSmart™ 2035 Retirement Target Fund - Class A	May 01, 2021
Bar Chart Table:
Annual Return 2011	(2.97%)
Annual Return 2012	10.33%
Annual Return 2013	22.06%
Annual Return 2014	4.96%
Annual Return 2015	(2.00%)
Annual Return 2016	3.11%
Annual Return 2017	17.93%
Annual Return 2018	(6.87%)
Annual Return 2019	20.36%
Annual Return 2020	13.44%